Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Cash and cash equivalents
Cash and cash equivalents	$ 313,466	$ 246,377	$ 85,108	$ 311,809
Maintained locally [Member]
Cash and cash equivalents
Cash and cash equivalents
Maintained overseas, unrestricted in use [Member]
Cash and cash equivalents
Cash and cash equivalents	$ 313,466	$ 246,377